Commitment and contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	Dec. 31, 2012 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	May 24, 2012 Leiv Eiriksson	Dec. 31, 2012 Leiv Eiriksson	Dec. 31, 2012 Ocean Rig Corcovado
Payments for Legal Settlements						$ 6,100
Legal Settlements And Other	4,585	(9,360)	0	6,000			6,100
Proceeds from legal settlements				5,000
Loss of hire insurance recoveries recognized as revenue	1,492,014	1,210,139	1,077,662					24,600
Receivables previously recognized	$ 2,948	$ 14,685			$ 11,000